Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000244046
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks All-Cap Core Fund - Institutional
Accumulated Value		$ 10,000			$ 10,392		$ 12,775		$ 13,342		$ 15,353		$ 17,477		$ 22,466		$ 20,347		$ 22,635		$ 30,776	$ 34,273
C000244048
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Dividend Fund - Institutional Class
Accumulated Value	$ 10,000		$ 11,457			$ 11,963		$ 13,403		$ 13,283		$ 16,027		$ 17,082		$ 16,589		$ 21,459		$ 23,221
C000244047
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Dividend Fund - Investor Class
Accumulated Value		10,000			11,050		12,993		13,534		15,119		14,952		17,995		19,302		18,746		24,191	26,131
C000244050
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Small-Cap Core Fund - Institutional
Accumulated Value		10,000			11,098		13,614		13,054		14,071		12,905		17,624		17,136		17,256		22,418	22,514
C000244049
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Small-Cap Core Fund - Investor
Accumulated Value		10,000			11,057		13,535		12,944		13,921		12,732		17,345		16,823		16,894		21,899	21,931
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,831		13,243		13,975		16,140		19,210		24,270		21,648		24,378		32,784	37,239
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,797			12,496		14,509		17,324		21,945		19,607		22,266		29,927		34,143
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 11,124			$ 11,453		$ 12,750		$ 12,970		$ 15,855		$ 16,240		$ 16,460		$ 21,326		$ 22,872
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,801		13,243		14,027		16,286		19,447		24,633		22,008		24,994		33,593	38,325
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,202		12,863		13,243		14,744		14,998		18,334		18,779		19,033		24,660	26,448
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,037		12,888		12,797		13,559		15,189		18,353		15,746		15,099		20,321	20,870
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,831		13,243		13,975		16,140		19,210		24,270		21,648		24,378		32,784	37,239
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,037		12,888		12,797		13,559		15,189		18,353		15,746		15,099		20,321	20,870
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,831		$ 13,243		$ 13,975		$ 16,140		$ 19,210		$ 24,270		$ 21,648		$ 24,378		$ 32,784	$ 37,239